CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash	$ 33,456	$ 100
Stock subscription receivable	0	49,500
Total Current Assets	33,456	49,600
OTHER ASSETS
ED Patent net of amortization	103,281	0
TOTAL ASSETS	136,737	49,600
CURRENT LIABILITIES
Accounts payable	44,849	0
Notes payable - related party current	100,000	0
Accrued expenses	2,822	0
Management fee payable - related party	280,000	0
Notes payable	15,686	0
Advances from related party	2,600	100
Total Current Liabilities	445,957	100
LONG TERM LIABILIBTY
Notes payable -related party, net of current portion	25,000	0
Accrued expenses, net of current portion	935	0
TOTAL LIABILITIES	471,892	100
Commitments and contingencies
STOCKHOLDERS’ (DEFICIT) EQUITY
Preferred stock, $0.001 par value, 10,000,000 shares authorized, no shares issued and outstanding par value,	0	0
Common stock, $0.001 par value, 600,000,000 shares authorized, 101,313,750 shares and 32,010,000 shares issued and outstanding, respectively	101,314	32,010
Additional paid in capital/(deficit)	135,637	17,990
Accumulated deficit	(572,106)	(500)
TOTAL STOCKHOLDERS' (DEFICIT) EQUITY	(335,155)	49,500
TOTAL LIABILITIES & STOCKHOLDERS' (DEFICIT) EQUITY	$ 136,737	$ 49,600